Note 3 - Fair Value Measurement	12 Months Ended
Jun. 30, 2025
EBP 91-0369590 002 [Member]
Notes to Financial Statements
EBP, Investment, Fair Value and NAV [Text Block]

Note 3 - Fair Value Measurement

The framework for measuring fair value provides a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (level 1) and the lowest priority to unobservable inputs (level 3).

The three levels of the fair value hierarchy are described as follows:

Level 1       Inputs to the valuation methodology are unadjusted quoted prices for identical assets or liabilities in active markets that the plan has the ability to access.

Level 2       Inputs to the valuation methodology include quoted prices for similar assets or liabilities in active markets; quoted prices for identical or similar assets or liabilities in inactive markets; inputs other than quoted prices that are observable for the asset or liability; and inputs that are derived principally from or corroborated by observable market data by correlation or other means. If the asset or liability has a specified (contractual) term, the level 2 input must be observable for substantially the full term of the asset or liability.

Level 3       Inputs to the valuation methodology are unobservable and significant to the fair value measurement.

The asset or liability’s fair value measurement level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. Valuation techniques maximize the use of relevant observable inputs and minimize the use of unobservable inputs.

Following is a description of the valuation methodologies used for assets measured at fair value. There have been no changes in the methodologies used at June 30, 2025 and 2024.

Shares of registered investment company funds are valued at the net asset value (NAV) of shares held by the Plan and are valued at the closing price reported on the active market on which the individual securities are traded.

Common stock consists of First Northwest Bancorp (FNWB) common stock valued at the closing price reported on the active market on which the individual securities are traded.

The valuation methods used by the Plan may produce a fair value calculation that may not be indicative of net realizable value or reflective of future fair values. Furthermore, although the Plan believes its valuation methods are appropriate and consistent with other market participants, the use of different methodologies or assumptions to determine the fair value of certain financial instruments could result in a different fair value measurement at the reporting date.

The following tables disclose the Plan’s assets recorded at fair value by fair value hierarchy level at the dates indicated:

	Fair Value Measurement at June 30, 2025
	Level 1	Level 2	Level 3	Total

Registered investment companies	$19,497,165	$—	$—	$19,497,165
Common stock	260,369	—	—	260,369
Investments, at fair value	$19,757,534	$—	$—	$19,757,534

	Fair Value Measurement at June 30, 2024
	Level 1	Level 2	Level 3	Total

Registered investment companies	$17,200,194	$—	$—	$17,200,194
Common stock	396,988	—	—	396,988
Investments, at fair value	$17,597,182	$—	$—	$17,597,182